N-2	Jan. 12, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001143513
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-275934
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Post-Effective Amendment	false
Entity Registrant Name	GLADSTONE CAPITAL CORPORATION
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Financial Highlights [Abstract]
Senior Securities [Table Text Block]	SENIOR SECURITIES The information contained under the caption “ Senior Securities ” in Part II. Item 5 of our most recent Annual Report on Form 10-K is incorporated by reference herein.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our Investment Objectives and Strategy
Our investment objectives are to: (1) achieve and grow current income by investing in debt securities of established lower middle market companies (which we generally define as companies with annual earnings before interest, taxes, depreciation and amortization (“EBITDA”) of $3 million to $15 million) in the U.S. that we believe will provide stable earnings and cash flow to pay expenses, make principal and interest payments on our outstanding indebtedness, and make distributions to stockholders; and (2) provide our stockholders with long-term capital appreciation in the value of our assets by investing in equity securities, in connection with our debt investments, that we believe can grow over time to permit us to sell our equity investments for capital gains. To achieve our objectives, our primary investment strategy is to invest in several categories of debt and equity securities, with each investment generally ranging from $8 million to $30 million, although investment size may vary, depending upon our total assets or available capital at the time of investment. We lend to borrowers that need funds for growth capital, to finance acquisitions, or to recapitalize or refinance their existing debt facilities. We seek to avoid investing in high-risk, early-stage enterprises. Our targeted portfolio companies are generally considered too small for the larger capital marketplace. We expect that our investment portfolio over time will consist of approximately 90.0% debt investments and 10.0% equity investments, at cost. As of September 30, 2023, our investment portfolio was made up of approximately 91.4% debt investments and 8.6% equity investments, at cost.
We invest by ourselves or jointly with other funds and/or management of the portfolio company, depending on the opportunity. In July 2012, the SEC granted us an exemptive order (the
“Co-Investment
Order”) that expanded our ability to
co-invest,
under certain circumstances, with certain of our affiliates, including Gladstone Investment and any future BDC or registered closed-end
management investment company that is advised (or
sub-advised
if it controls the fund) by the Adviser, or any combination of the foregoing, subject to the conditions in the
Co-Investment
Order. We believe the
Co-Investment
Order has enhanced and will continue to enhance our ability to further our investment objectives and strategies. If we are participating in an investment with one or more co-investors,
whether or not an affiliate of ours, our investment is likely to be smaller than if we were investing alone.

In general, our investments in debt securities have a term of no more than seven years, accrue interest at variable rates (generally based on one-month
term Secured Overnight Financing Rate (“SOFR”), or, historically, the
30-day
London Interbank Offered Rate (“LIBOR”) and, to a lesser extent, at fixed rates. We seek debt instruments that pay interest monthly or, at a minimum, quarterly, may have a success fee or deferred interest provision and are primarily interest only, with all principal and any accrued but unpaid interest due at maturity. Generally, success fees accrue at a set rate and are contractually due upon a change of control of a portfolio company, typically from an exit or sale. Some debt securities have deferred interest whereby some portion of the interest payment is added to the principal balance so that the interest is paid, together with the principal, at maturity. This form of deferred interest is often called paid-in-kind
interest.
Typically, our equity investments consist of common stock, preferred stock, limited liability company interests, or warrants to purchase the foregoing. Often, these equity investments occur in connection with our original investment, recapitalizing a business, or refinancing existing debt.
Since our initial public offering in 2001 and through September 30, 2023, we have invested in approximately 273 different companies. We expect that our investment portfolio will primarily include the following three categories of investments in private companies operating in the U.S.:

•
Secured First Lien Debt Securities:
We seek to invest a portion of our assets in secured first lien debt securities also known as senior loans, senior term loans, lines of credit and senior notes. Using its assets as collateral, the borrower typically uses first lien debt to cover a substantial portion of the funding needs of the business. These debt securities usually take the form of first priority liens on all, or substantially all, of the assets of the business. First lien debt securities may include investments sourced from the syndicated loan market.

•
Secured Second Lien Debt Securities:
We seek to invest a portion of our assets in secured second lien debt securities, also known as subordinated loans, subordinated notes and mezzanine loans. These secured second lien debt securities rank junior to the secured borrowers’ first lien debt securities and may be secured by second priority liens on all or a portion of the assets of the business. Additionally, we may receive other yield enhancements in addition to or in lieu of success fees such as warrants to buy common and preferred stock or limited liability interests in connection with these second lien secured debt securities. Second lien debt securities may include investments sourced from the syndicated loan market.

•
Preferred and Common Equity/Equivalents:
In some cases we will purchase equity securities which consist of preferred and common equity or limited liability company interests, or warrants or options to acquire such securities, and are in combination with our debt investment in a business. Additionally, we may receive equity investments derived from restructurings on some of our existing debt investments. In some cases, we will own a significant portion of the equity and in other cases we may have voting control of the businesses in which we invest.

Under the 1940 Act, we may not acquire any asset other than assets of the type listed in Section 55 of the 1940 Act, which are referred to as “qualifying assets” and generally include each of the investment types listed above, unless, at the time the acquisition is made, qualifying assets (other than certain assets related to our operations) represent at least 70.0% of our total assets.
We expect that most, if not all, of the debt securities we acquire will not be rated by a credit rating agency. Investors should assume that these loans would be rated below “investment grade” quality. Investments rated below investment grade are often referred to as high yield securities or junk bonds and may be considered higher risk, as compared to investment-grade debt instruments. In addition, many of the debt securities we hold may not amortize prior to maturity.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in any Securities offered pursuant to this prospectus and any accompanying prospectus supplement involves substantial risks. You should carefully consider the risk factors incorporated by reference herein from our most recent Annual Report on
Form 10-K
and our subsequent Quarterly Reports on
Form 10-Q
and the other information contained in this prospectus, as updated, amended or superseded by our subsequent filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the risk factors and other information contained in any accompanying prospectus supplement before acquiring any of such Securities. The occurrence of any of these risks could materially and adversely affect our business, prospects, financial condition, results of operations and cash flow and might cause you to lose all or part of your investment in the offered Securities. Much of the business information, as well as the financial and operational data contained in our risk factors, is updated in our periodic reports filed with the SEC pursuant to the Exchange Act, which are also incorporated by reference into this prospectus. Although we believe the risk factors described in such documents are the principal risk factors associated with an investment in our Securities as well as those factors generally associated with an investment company with investment objectives, investment policies, capital structure or trading markets similar to ours, please be aware that these are not the only risks we face and there may be additional risks that we do not presently know of or that we currently consider not likely to have a significant impact. New risks may emerge at any time and we cannot predict such risks or estimate the extent to which they may affect our business or our financial performance. Please also refer to “Special Note Regarding Forward-Looking Statements.”

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR SECURITIES
As of the date of this prospectus, our authorized capital stock consists of 50,000,000 shares of capital stock, $0.001 par value per share, 44,000,000 of which are currently designated as common stock and 6,000,000 of which are currently designated as 6.25% Series A Cumulative Redeemable Preferred Stock, par value $0.001 per share (the “Series A Preferred Stock”).
The following are the authorized classes of our Securities as of December 1, 2023.

(1) Title of Class	(2) Amount Authorized	(3) Amount Held By us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	44,000,000 shares	—	43,508,897 shares
Series A Preferred Stock	6,000,000 shares	—	—
5.125% Notes due 2026	$150,000,000	—	$150,000,000
3.75% Notes due 2027	$50,000,000	—	$50,000,000
7.75% Notes due 2028	$57,000,000	—	$57,000,000
The following description is a summary based on relevant provisions of our charter and bylaws and the Maryland General Corporation Law. This summary does not purport to be complete and is subject to, and qualified in its entirety by, the provisions of our charter and bylaws, as amended, and applicable provisions of the Maryland General Corporation Law.
Common Stock
All shares of our common stock have equal rights as to earnings, assets, dividends and voting privileges and, when issued, will be duly authorized, validly issued, fully paid and nonassessable. Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws.
Distributions may be paid to the holders of our common stock if, as and when authorized by our Board of Directors and declared by us out of funds legally available therefor. In the event of our liquidation, dissolution or winding up, each share of our common stock is entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any is outstanding at the time. Each share of our common stock is entitled to one vote and does not have cumulative voting rights, which means that holders of a majority of such shares, if they so choose, could elect all of the directors, and holders of less than a majority of such shares would, in that case, be unable to elect any director. Our common stock is listed on Nasdaq under the ticker symbol “GLAD.”
Preferred Stock
Our charter gives the Board of Directors the authority, without further action by stockholders, to classify or reclassify any unissued shares of our common stock or preferred stock into one or more classes or series and to fix the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications, terms or conditions of redemption or other rights, any or all of which may be greater than the rights of the common stock. Thus, the Board of Directors could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. The issuance of preferred stock could adversely affect the voting power of holders of common stock and reduce the likelihood that such holders will receive dividend payments and payments upon liquidation, and could also decrease the market price of our common stock.

Any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other Senior Securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. If we offer preferred stock under this prospectus, we will issue an appropriate prospectus supplement. You should read that prospectus supplement for a description of the preferred stock, including, but not limited to, whether there will be an arrearage in the payment of dividends or sinking fund installments, if any, restrictions with respect to the declaration of dividends, requirements in connection with the maintenance of any ratio or assets, or creation or maintenance of reserves, or provisions for permitting or restricting the issuance of additional securities.
Series A Preferred Stock
At the time of issuance, shares of Series A Preferred Stock will be duly authorized, validly issued, fully paid and non-assessable
and will have no preemptive, conversion, or exchange rights or rights to cumulative voting. The Series A Preferred Stock will rank equally with shares of all other series of Preferred Stock that we may issue in the future as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs. The Series A Preferred Stock is, and all other Preferred Stock that we may issue in the future will be, senior to our common stock as to dividends and distributions. We may issue additional series of Preferred Stock in the future. The Series A Preferred Stock will be effectively subordinated to our existing and future indebtedness, including our outstanding series of unsecured notes and any borrowings under the Credit Facility.
The following summary of the terms and provisions of the Series A Preferred Stock does not purport to be complete and is qualified in its entirety by reference to the pertinent sections of our charter including the articles supplementary (the “Articles Supplementary”), which supplement our charter by classifying and designating the terms of the Series A Preferred Stock.
Dividends
Holders of shares of the Series A Preferred Stock will be entitled to receive, when, as and if authorized by our Board of Directors (or a duly authorized committee of the board) and declared by us, out of funds legally available for the payment of dividends, preferential cumulative cash dividends at the rate of 6.25% per annum of the Liquidation Preference (as defined below) (equivalent to a fixed annual amount of $1.5625 per share) (the “Dividend Rate”). Dividends on shares of the Series A Preferred Stock will accrue and be paid on the basis of a
360-day
year consisting of twelve
30-day
months. Dividends on outstanding shares of the Series A Preferred Stock will accrue and be cumulative from (but excluding) the last day of the most recent dividend period for which dividends have been paid or, if no dividends have been paid and except as otherwise provided in the following sentence, from the date of issuance. If a share of Series A Preferred Stock is issued after the record date for the dividend period in which such share is issued, dividends on such share will accrue and be cumulative from the beginning of the first dividend period commencing after its issuance. Dividends will be payable monthly in arrears, on or about the fifth day of each month for dividends accrued the previous month or such other date as our Board of Directors may designate, to holders of record as they appear in our stock records at the close of business on the applicable record date. The record date for each dividend will be designated by our Board of Directors and will be a date that is prior to the dividend payment date. We currently anticipate the record date will be on or about the 25th of each month, but such date is subject to determination by our Board of Directors.

Ranking
The Series A Preferred Stock will rank, with respect to dividend rights and rights upon our liquidation, winding-up
or dissolution:

•	senior to our common stock in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs;

•
equal in priority with all other series of Preferred Stock we may issue in the future as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up
of our affairs; and

•	effectively subordinated to our existing and future indebtedness, including the Notes and borrowings under the Credit Facility.
Share Repurchase Program
General
Subject to certain restrictions and procedures, commencing on the date of original issuance (or, if after the date of original issuance our Board of Directors suspends the share repurchase program of the Series A Preferred Stock, on the date our Board of Directors reinstates such program) and terminating on the earlier to occur of (1) the date upon which our Board of Directors, by resolution, suspends or terminates the optional repurchase right of the holders of the Series A Preferred Stock as described in the Articles Supplementary (the “Share Repurchase Program”), and (2) the date on which shares of the Series A Preferred Stock are listed on a national securities exchange, holders of the Series A Preferred Stock may, at their option, require us to repurchase any or all of their shares of Series A Preferred Stock for a cash payment.
Quarterly Repurchase Limit
Repurchases made under the Share Repurchase Program will be subject to a quarterly repurchase limit of 5% of our then outstanding Series A Preferred Stock (by number of shares outstanding), calculated as of the end of the previous calendar quarter.
Applicable Repurchase Discounts
As a general matter, shares of the Series A Preferred Stock repurchased under the Share Repurchase Program will be made at the liquidation preference of the Series A Preferred Stock (“Liquidation Preference”), or $25.00 per share. plus an amount equal to accrued and unpaid dividends to, but excluding, the “Stockholder Repurchase Date”, which is the tenth calendar day following delivery of such holder’s request that we repurchase shares of the Series A Preferred Stock, or if such tenth calendar day is not a business day, on the next succeeding business day; provided however, the share repurchase amount will be subject to the limitations set forth below:

(1.)	Shares that have not been outstanding for at least one year will be subject to an early repurchase discount of 10% (or at a price of $22.50 per share);

(2.)	Shares that have been outstanding for at least one year but not more than two years will be subject to an early repurchase discount of 6% (or at a price of $23.50 per share); and

(3.)	Shares that have been outstanding for at least two years but not more than three years will be subject to an early repurchase discount of 3% (or at a price of $24.25 per share).
Additional Limitations
Our obligation to repurchase shares of the Series A Preferred Stock is limited to the extent that our Board of Directors determines, in its sole and absolute discretion, that it does not have sufficient funds available, it is restricted by applicable law from making such repurchases, or otherwise suspends or terminates the Share Repurchase Program in its sole and absolute discretion. In the event that our Board of Directors elects to terminate the Share Repurchase Program and subject to satisfaction of any applicable listing requirements, we intend to apply to list the shares of the Series A Preferred Stock on Nasdaq or another national securities exchange within one calendar year of the termination, however, there can be no assurance that a listing will be achieved in such timeframe, or at all.
Repurchase Upon Death
Subject to certain conditions, including the limitations described above, commencing on the date of original issuance, shares of the Series A Preferred Stock held by a natural person upon his or her death may be repurchased at the written request of the holder’s estate for a cash payment equal to the Liquidation Preference, or $25.00 per share, plus an amount equal to accrued and unpaid dividends to, but excluding, the “Death Repurchase Date”, which is the fifteenth calendar day of such estate’s request that we repurchase the shares, or, if such fifteenth calendar day is not a business day, on the next succeeding business day.
Redemption
Mandatory Redemption for Asset Coverage
If we fail to maintain “Asset Coverage” (as defined below) of at least the minimum amount required by Sections 18 and 61 of the 1940 Act (which is currently 150%) as of the time of declaration of dividends or other distributions on our common stock (other than dividends payable in shares of common stock), after deducting the amount of such dividend or other distribution, as of the time of purchase of the Company’s common stock or issuance of any senior security as defined in the 1940 Act, and such failure is not cured as of the close of business on the “Asset Coverage Cure Date” (which is defined as the date that is 90 calendar days following the date of such failure), the Series A Preferred Stock may become subject to mandatory redemption. Any redemptions due to failure to maintain the required Asset Coverage will be made in a non-discriminatory manner and will otherwise be consistent with the requirements of Rule 23c-2 under the 1940 Act, if applicable.
“Asset Coverage” means asset coverage of a class of senior security which is a stock, as defined for purposes of Sections 18(h) and 61 of the 1940 Act as in effect on the date of the Articles Supplementary, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination.
Optional Redemption by the Company
Except in certain limited circumstances, we cannot redeem the Series A Preferred Stock prior to the earlier of (1) first anniversary of the Termination Date and (2) January 1, 2027. The “Termination Date” is the date that is the earlier of (1) December 31, 2026 (unless the public offering of the Series A Preferred Stock is earlier terminated or extended by our Board of Directors) or (2) the date on which all 6,000,000 shares of Series A Preferred Stock offered in a public offering are sold.
On and after the earlier of (1) first anniversary of the Termination Date and (2) January 1, 2027, at our sole option upon not less than 30 nor more than 60 days’ written notice, we may redeem shares of the Series A Preferred Stock, in whole or in part, at any time or from time to time, for cash at a redemption price of $25.00 per share, plus an amount equal to all accumulated and unpaid dividends on such shares to, but excluding, the date fixed for redemption, without interest. Holders of Series A Preferred Stock to be redeemed must then surrender such Series A Preferred Stock at the place designated in the notice. Upon surrender of the Series A Preferred Stock, the holders will be entitled to the redemption price. If notice of redemption of any shares of Series A Preferred Stock has been given and if we have deposited the funds necessary for such redemption with the paying agent for the benefit of the holders of any of the shares of Series A Preferred Stock to be redeemed, then from and after the redemption date, dividends will cease to accumulate on those shares of Series A Preferred Stock, those shares of Series A Preferred Stock will no longer be deemed outstanding and all rights of the holders of such shares will terminate, except the right to receive the redemption price. If less than all of the outstanding Series A Preferred Stock is to be redeemed, the Series A Preferred Stock to be redeemed will be selected (1) pro rata, (2) by lot or (3) by any other fair and equitable method that our Board of Directors may choose. Any optional redemptions will be made in a non-discriminatory manner and will otherwise be consistent with the requirements of Rule 23c-2 of the 1940 Act, if applicable.
1940 Act Restrictions on Dividends and Repurchases
For so long as any shares of Preferred Stock are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in our common stock) in respect of our common stock, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common stock, or (z) pay any proceeds of the liquidation of the Company in respect of such common stock, unless, in each case, (A) immediately thereafter, we will be in compliance with the Asset Coverage limitations applicable to us under the 1940 Act (currently 150%) after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, (B) all cumulative dividends and distributions of shares of all series of Preferred Stock, if any, ranking on parity with the Series A Preferred Stock due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and sufficient funds or deposit securities as permitted by the terms of such Preferred Stock for the payment thereof shall have been deposited irrevocably with the applicable paying agent) and (C) we have deposited deposit securities with the redemption and paying agent in accordance with certain requirements with respect to outstanding Preferred Stock of any series to be redeemed pursuant an Asset Coverage mandatory redemption resulting from the failure to comply with the Asset Coverage for which a notice of redemption shall have been given or shall have been required to be given on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.
Liquidation Rights
In the event of our voluntary or involuntary liquidation, dissolution or winding up, the holders of shares of Series A Preferred Stock will be entitled to be paid, out of our assets legally available for distribution to our stockholders, a liquidation distribution equal to the Liquidation Preference, plus an amount equal to any accumulated and unpaid dividends on such shares to, but excluding, the date of payment, but without interest, before any distribution of assets is made to holders of our common stock. If our assets legally available for distribution to stockholders are insufficient to pay in full the Liquidation Preference plus an amount equal to any accumulated and unpaid dividends on the Series A Preferred Stock and the amounts due upon liquidation with respect to such other shares of Preferred Stock, then the available assets will be distributed among the holders of the Series A Preferred Stock and such other series of Preferred Stock ratably so that the amount of assets distributed per share of Series A Preferred Stock and such other series of Preferred Stock will in all cases bear to each other the same ratio that the Liquidation Preference per share on the Series A Preferred Stock and the liquidation preference on such other series of Preferred Stock bear to each other. Written notice of any such liquidation, dissolution or winding up of us, stating the payment date or dates when, and the place or places where, the amounts distributable in such circumstances will be payable, will be given by first class mail, postage pre-paid,
not less than 30 nor more than 60 days prior to the payment date stated therein, to each record holder of the Series A Preferred Stock at the respective addresses of such holders as the same appear on the stock transfer records of the Company. After payment of the full amount of the liquidation preference, plus an amount equal to any accumulated and unpaid dividends to which they are entitled, the holders of Series A Preferred Stock will have no right or claim to any of our remaining assets. If we convert into or consolidate or merge with or into any other corporation, trust or entity, effect a statutory share exchange or sell, lease, transfer or convey all or substantially all of our property or business, we will not be deemed to have liquidated, dissolved or wound up.
Voting Rights
Except as otherwise provided in our charter, including the terms of the Series A Preferred Stock, each holder of a share of Series A Preferred Stock will be entitled to one vote for each share of Series A Preferred Stock held by such holder on each matter submitted to a vote of our stockholders and the holders of outstanding shares of any Preferred Stock, including the Series A Preferred Stock, will vote together with holders of common stock as a single class. Under applicable rules of Nasdaq and Maryland law, we are currently required to hold annual meetings of stockholders.
In addition, the holders of outstanding shares of any Preferred Stock, including the Series A Preferred Stock, will be entitled, as a class, to the exclusion of the holders of all other securities and the common stock, to elect two of our directors at all times (regardless of the total number of directors serving on the Board of Directors). We refer to these directors as the “Preferred Directors”. The holders of outstanding shares of common stock and Preferred Stock, including Series A Preferred Stock, voting together as a single class, will elect the balance of our directors. Under our bylaws, our directors are divided into three classes. At each annual meeting of our stockholders, the successors to the class of directors whose term expires at such meeting will be elected to hold office for a term expiring at the annual meeting of stockholders held in the third year following the year of their election. Our Preferred Directors will be up for election in 2026.
Notwithstanding the foregoing, if: (1) at the close of business on any dividend payment date for dividends on any outstanding share of any Preferred Stock, including any outstanding shares of Series A Preferred Stock, accumulated dividends (whether or not earned or declared) on the shares of Preferred Stock, including the Series A Preferred Stock, equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the redemption and paying agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any shares of Preferred Stock are entitled under the 1940 Act to elect a majority of our directors (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our Board of Directors will automatically be increased by the smallest number that, when added to the two directors elected exclusively by the holders of shares of any Preferred Stock, including the Series A Preferred Stock, as described above, would constitute a majority of our Board of Directors as so increased by such smallest number; and the holders of the shares of Preferred Stock, including the Series A Preferred Stock, will be entitled as a class on a one-vote-per-share
basis, to elect such additional directors. The terms of office of the individuals who are directors at the time of that election will not be affected by the election of the additional directors. If we thereafter shall pay, or declare and set apart for payment, in full all dividends payable on all outstanding shares of Preferred Stock, including Series A Preferred Stock, for all past dividend periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above shall cease, subject always, however, to the revesting of such voting rights in the holders of shares of Preferred Stock upon the further occurrence of any of the events described herein, and (2) the terms of office of all of the additional directors so elected will terminate automatically. Any Preferred Stock, including Series A Preferred Stock, issued after the date hereof will vote with Series A Preferred Stock as a single class on the matters described above, and the issuance of any other Preferred Stock, including Series A Preferred Stock, by us may reduce the voting power of the holders of Series A Preferred Stock.
As soon as practicable after the accrual of any right of the holders of shares of Preferred Stock to elect additional directors as described above, we will call a special meeting of such holders and notify the Redemption and Paying Agent and/or such other person as is specified in the terms of such Preferred Stock to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Stock, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of shares of Preferred Stock entitled to notice of and to vote at such special meeting shall be the close of business on the fifth business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of shares of Preferred Stock held during a Voting Period at which directors are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of capital stock), will be entitled to elect the number of additional directors prescribed above on a one-vote-per-share
basis.

Except as otherwise permitted by the terms of the Series A Preferred Stock, so long as any shares of Series A Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds
of shares of Series A Preferred Stock, voting as a separate class, amend, alter or repeal the provisions of the charter, including the terms of the Series A Preferred Stock, whether by merger, consolidation or otherwise, so as to materially and adversely affect any privilege, preference, right or power of the Series A Preferred Stock; provided, however, that (i) a change in our capitalization as described under the heading “—
Issuance of Additional Preferred Stock
” will not be considered to materially and adversely affect the privileges, preferences, rights or powers of Series A Preferred Stock, and (ii) a division of a share of Series A Preferred Stock will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of shares of Series A Preferred Stock. For purposes of the foregoing, no matter shall be deemed to adversely affect any privilege, preference, right or power of a share of Series A Preferred Stock or the holder thereof unless such matter (i) alters or abolishes any preferential right of such share of Series A Preferred Stock, or (ii) creates, alters or abolishes any right in respect of redemption of such Series A Preferred Stock (other than as a result of a division of such Series A Preferred Stock).
So long as any shares of Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least 66
2
⁄
3
% of the shares of Preferred Stock outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and do not foresee becoming insolvent. No amendment, alteration or repeal of our obligation to redeem the Series A Preferred Stock or to accumulate dividends at the Dividend Rate will be effected without, in each case, the prior unanimous vote or consent of the holders of shares of Series A Preferred Stock. The affirmative vote of the holders of at least a “majority of the outstanding shares of Preferred Stock,” including the shares of Series A Preferred Stock outstanding at the time, voting as a separate class, will be required (i) to approve us ceasing to be, or to withdraw our election as, a BDC, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of Preferred Stock. For purposes of the foregoing, the vote of a “majority of the outstanding shares of Preferred Stock” means the vote at an annual or special meeting duly called of (a) 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) more than 50% of such outstanding shares, whichever is less.
For purposes of determining any rights of the holders of shares of Series A Preferred Stock to vote on any matter, whether such right is created by our charter, including the terms of the Series A Preferred Stock, by statute or otherwise, no holder of Series A Preferred Stock will be entitled to vote any shares of Series A Preferred Stock and no share of Series A Preferred Stock will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such shares of Series A Preferred Stock will have been given in accordance with the terms of the Series A Preferred Stock, and the Redemption Price for the redemption of such shares of Series A Preferred Stock will have been irrevocably deposited with the Redemption and Paying Agent for that purpose. No shares of Series A Preferred Stock held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
Unless otherwise required by law or our charter, holders of shares of Series A Preferred Stock will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the “
Voting Rights
” section of the Articles Supplementary. The holders of shares of Series A Preferred Stock will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on Series A Preferred Stock, the exclusive remedy of the holders will be the right to vote for additional directors as discussed above.

Issuance of Additional Preferred Stock
So long as any shares of Series A Preferred Stock are outstanding, we may, without the vote or consent of the holders thereof, authorize, establish and create and issue and sell shares of one or more series of a class of our senior securities representing stock under Sections 18 and 61 of the 1940 Act, ranking on parity with the Series A Preferred Stock as to the payment of dividends and distribution of assets upon dissolution, liquidation or the winding up of our affairs, in addition to then outstanding shares of Series A Preferred Stock, including additional series of Preferred Stock, and authorize, issue and sell additional shares of any such series of Preferred Stock then outstanding or so established and created, including additional shares of the Series A Preferred Stock, in each case in accordance with applicable law, provided that we will, immediately after giving effect to the issuance of such additional Preferred Stock and to our receipt and application of the proceeds thereof, including to the redemption of Preferred Stock with such proceeds, have Asset Coverage as required by Sections 18 and 61 of the 1940 Act (which is currently 150%).
Modification
The Board of Directors, without the vote of the holders of shares of Series A Preferred Stock, may interpret or correct the provisions of the Articles Supplementary to supply any omission, resolve any inconsistency or ambiguity or to cure or correct any defective or inconsistent provision, including any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Preferred Stock or the common stock.
Subscription Rights
General
We may issue subscription rights to our stockholders to purchase common stock or preferred stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with any subscription rights offering to our stockholders, we may enter into a standby underwriting arrangement with one or more underwriters pursuant to which such underwriters would purchase any offered Securities remaining unsubscribed after such subscription rights offering to the extent permissible under applicable law. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering.
The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

•	the period of time the offering would remain open (which in no event would be less than fifteen business days);

•	the title of such subscription rights;

•	the exercise price for such subscription rights;

•	the ratio of the offering (which in no event would exceed one new share of common stock for each three rights held);

•	the number of such subscription rights issued to each stockholder;

•	the extent to which such subscription rights are transferable;

•	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•	the date on which the right to exercise such subscription rights shall commence, and the date on which such rights shall expire (subject to any extension);

•	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities;

•	if applicable, the material terms of any standby underwriting or other purchase arrangement that we may enter into in connection with the subscription rights offering; and

•	any other terms of such subscription rights, including terms, procedures and limitations relating to the exchange and exercise of such subscription rights.
Exercise of Subscription Rights
Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock, or preferred stock, at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.
Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock or preferred stock purchasable upon such exercise. We may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, including pursuant to standby underwriting arrangements, as set forth in the applicable prospectus supplement.
Warrants
The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants.
We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common or preferred stock or other equity or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.
A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

•	the title of such warrants;

•	the aggregate number of such warrants;

•	the price or prices at which such warrants will be issued;

•	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;

•	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;

•
in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which such principal amount may be purchased upon such exercise;

•
in the case of warrants to purchase common stock or preferred stock, the number of shares of common or preferred stock purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;

•	the date on which the right to exercise such warrants shall commence and the date on which such right will expire;

•	whether such warrants will be issued in registered form or bearer form;

•	if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;

•	if applicable, the date on and after which such warrants and the related securities will be separately transferable;
•	information with respect to book-entry procedures, if any;

•	the terms of the securities issuable upon exercise of the warrants;

•	if applicable, a discussion of certain U.S. federal income tax considerations; and

•	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.
We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.
Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including the right to receive distributions or dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.
Under the 1940 Act, we may generally only offer warrants (except for warrants expiring not later than 120 days after issuance and issued exclusively and ratably to a class of our security holders) on the condition that (1) the warrants expire by their terms within ten years; (2) the exercise or conversion price is not less than the current market value of the securities underlying the warrants at the date of issuance; (3) our stockholders authorize the proposal to issue such warrants (our stockholders approved such a proposal to issue long-term rights, including warrants, in connection with our 2008 annual meeting of stockholders) and a “required majority” of our Board of Directors approves such issuance on the basis that the issuance is in the best interests of Gladstone Capital and our stockholders; and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. A “required majority” of our Board of Directors is a vote of both a majority of our directors who have no financial interest in the transaction and a majority of the directors who are not interested persons of the company. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, options and subscription rights at the time of issuance may not exceed 25% of our outstanding voting securities.
Debt Securities
Any debt securities that we issue may be senior or subordinated in priority of payment. If we offer debt securities under this prospectus, we will provide a prospectus supplement that describes the ranking, whether senior or subordinated, the specific designation, the aggregate principal amount, the purchase price, the maturity, the redemption terms, the interest rate or manner of calculating the interest rate, the time of payment of interest, if any, the terms for any conversion or exchange, including the terms relating to the adjustment of any conversion or exchange mechanism, the listing, if any, on a securities exchange, the name and address of the trustee and any other specific terms of the debt securities.
5.125% Notes due 2026 (the “2026 Notes”)
The 2026 Notes were issued under a base indenture (the “Base Indenture”), dated as of November 6, 2018, and a third supplemental indenture thereto dated as of December 15, 2020, between us and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) (“U.S. Bank”), as trustee. The 2026 Notes will mature on January 31, 2026. The principal payable at maturity will be 100% of the aggregate principal amount. The interest rate of the 2026 Notes is 5.125% per year and is paid semi-annually in arrears on January 31 and July 31 of each year, and the regular record dates for interest payments are every January 15 and July 15. If an interest payment date falls on a non-business
day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment. The 2026 Notes are not listed on any securities exchange or automated dealer quotation system.
The 2026 Notes were issued in denominations of $2,000 and integral multiples of $1,000 in excess thereof. The 2026 Notes are not subject to any sinking fund and holders of the 2026 Notes do not have the option to have the 2026 Notes repaid prior to the stated maturity date.
The following is a summary description of the material terms of the 2026 Notes, the Base Indenture and the third supplemental indenture thereto. The following summary is qualified in its entirety by reference to the Base Indenture and the third supplemental indenture (collectively, the “2026 Notes indenture”).
Covenants
In addition to standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities can be surrendered for payment and related matters, the following covenants apply to the 2026 Notes:

•
We agree that for the period of time during which the 2026 Notes are outstanding, we will not violate Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act. Currently, these provisions generally prohibit us from incurring additional debt or issuing additional debt or preferred securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such incurrence or issuance.

•
We will not violate Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions thereto of the 1940 Act giving effect to any no-action
relief granted by the SEC to another BDC and upon which we may reasonably rely (or to us if we determine to seek such similar no-action
or other relief) permitting the BDC to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act in order to maintain such BDC’s status as a RIC under Subchapter M of the Code. These provisions generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, is below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution or purchase.

•
If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the 2026 Notes and the trustee, for the period of time during which the 2026 Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with applicable generally accepted accounting principles in the United States (“GAAP”).

Optional Redemption
The 2026 Notes may be redeemed in whole or in part at any time or from time to time at our option, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price (as determined by us) equal to the greater of the following amounts, plus, in each case, accrued and unpaid interest to, but excluding, the redemption date: (1) 100% of the principal amount of the 2026 Notes to be redeemed or (2) the sum of the present values of the remaining scheduled payments of principal and interest (exclusive of accrued and unpaid interest to the date of redemption) on the 2026 Notes to be redeemed, discounted to the redemption date on a semi-annual basis (assuming a
360-day
year consisting of twelve
30-day
months) using the applicable Treasury Rate plus 50 basis points; provided, however, that if we redeem any 2026 Notes on or after October 31, 2025 (the date falling three months prior to the maturity date of the 2026 Notes), the redemption price for the 2026 Notes will be equal to 100% of the principal amount of the 2026 Notes to be redeemed, plus accrued and unpaid interest, if any, to, but excluding, the date of redemption; provided, further, that no such partial redemption shall reduce the portion of the principal amount of a note not redeemed to less than $2,000.
Conversion and Exchange
The 2026 Notes are not convertible into or exchangeable for other securities.
Events of Default
The term “Event of Default” in respect of the 2026 Notes means any of the following:

•	We do not pay the principal of (or premium on, if any) any 2026 Note when due and payable at maturity;

•	We do not pay interest on any 2026 Note when due and payable, and such default is not cured within 30 days of its due date;

•
We remain in breach of any other covenant in respect of the 2026 Notes for 60 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25% of the principal amount of the outstanding 2026 Notes);

•	We file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days; or

•	On the last business day of each of twenty-four consecutive calendar months, the 2026 Notes have an asset coverage (as such term is defined in the 1940 Act) of less than 100%.
An Event of Default for the 2026 Notes may, but does not necessarily, constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of the 2026 Notes of any default, except in the payment of principal or interest, if it in good faith considers the withholding of notice to be in the best interests of the holders.
Remedies if an Event of Default Occurs
If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25% in principal amount of the 2026 Notes may declare the entire principal amount of all the 2026 Notes to be due and immediately payable, but this does not entitle any holder of 2026 Notes to any redemption payout or redemption premium. Except in cases of default, where the trustee has some special duties, the trustee is not required to take any action under the 2026 Notes indenture at the request of any holders unless the holders offer the trustee protection from expenses and liability reasonably satisfactory to it (called an “indemnity”).
Defeasance and Covenant Defeasance
The 2026 Notes are subject to defeasance by us. “Defeasance” means that, by depositing with a trustee an amount of cash and/or government securities sufficient to pay all principal and interest, if any, on the 2026 Notes when due and satisfying any additional conditions required under the 2026 Notes indenture relating to the 2026 Notes, we will be deemed to have been discharged from our obligations under the 2026 Notes.
The 2026 Notes are subject to covenant defeasance by us. In the event of a “covenant defeasance,” upon depositing such funds and satisfying conditions similar to those for defeasance we would be released from certain covenants under the 2026 Notes indenture. The consequences to the holders of the 2026 Notes would be that, while they would no longer benefit from certain covenants under the 2026 Notes indenture, and while the 2026 Notes could not be accelerated for any reason, the holders of the 2026 Notes nonetheless could look to the Company for repayment of the 2026 Notes if there were a shortfall in the funds deposited with the trustee or the trustee is prevented from making a payment.
Indenture Provisions—Ranking
The 2026 Notes are our direct unsecured obligations and rank:

•	pari passu with our existing and future unsecured, unsubordinated indebtedness, including the 2027 Notes (as defined below) and the 2028 Notes;

•	senior to our Series A Preferred Stock and any series of preferred stock that we may issue in the future;

•	senior to any of our future indebtedness that expressly provides it is subordinated to the 2026 Notes;

•
effectively subordinated to all of our existing and future secured indebtedness (including indebtedness that is initially unsecured to which we subsequently grant security), to the extent of the value of the assets securing such indebtedness; and

•
structurally subordinated to all existing and future indebtedness and other obligations of any of our subsidiaries and any other future subsidiaries of the Company, including, without limitation, borrowings under the Credit Facility.

3.75% Notes due 2027 (the “2027 Notes”)
The 2027 Notes were issued under the Base Indenture and a fourth supplemental indenture thereto dated as of November 4, 2021, entered into between us and U.S. Bank, as trustee. The 2027 Notes will mature on May 1, 2027. The principal payable at maturity will be 100% of the aggregate principal amount. The interest rate of the 2027 Notes is 3.75% per year and will be paid semi-annually in arrears on May 1 and November 1 of each year, and the regular record dates for interest payments will be every April 15 and October 15. If an interest payment date falls on a non-business
day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment. The 2027 Notes are not listed on any securities exchange or automated dealer quotation system.
The 2027 Notes were issued in denominations of $2,000 and integral multiples of $1,000 in excess thereof. The 2027 Notes are not subject to any sinking fund and holders of the 2027 Notes do not have the option to have the 2027 Notes repaid prior to the stated maturity date.

The following is a summary description of the material terms of the 2027 Notes, the Base Indenture and the fourth supplemental indenture thereto. The following summary is qualified in its entirety by reference to the Base Indenture and the fourth supplemental indenture (collectively, the “2027 Notes indenture”).
Covenants
In addition to standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities can be surrendered for payment and related matters, the following covenants will apply to the 2027 Notes:

•
We agree that for the period of time during which the 2027 Notes are outstanding, we will not violate Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act. Currently, these provisions generally prohibit us from incurring additional debt or issuing additional debt or preferred securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such incurrence or issuance.

•
We will not violate Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions thereto of the 1940 Act giving effect to any no-action
relief granted by the SEC to another BDC and upon which we may reasonably rely (or to us if we determine to seek such similar no-action
or other relief) permitting the BDC to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act in order to maintain such BDC’s status as a RIC under Subchapter M of the Code. These provisions generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, is below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution or purchase.

•
If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the 2027 Notes and the trustee, for the period of time during which the 2027 Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with applicable GAAP.

Optional Redemption
The 2027 Notes may be redeemed in whole or in part at any time or from time to time at our option, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price (as determined by us) equal to the greater of the following amounts, plus, in each case, accrued and unpaid interest to, but excluding, the redemption date: (1) 100% of the principal amount of the 2027 Notes to be redeemed or (2) the sum of the present values of the remaining scheduled payments of principal and interest (exclusive of accrued and unpaid interest to the date of redemption) on the 2027 Notes to be redeemed, discounted to the redemption date on a semi-annual basis (assuming a
360-day
year consisting of twelve
30-day
months) using the applicable Treasury Rate plus 50 basis points; provided, however, that if we redeem any Notes on or after February 1, 2027 (the date falling three months prior to the maturity date of the 2027 Notes), the redemption price for the 2027 Notes will be equal to 100% of the principal amount of the 2027 Notes to be redeemed, plus accrued and unpaid interest, if any, to, but excluding, the date of redemption; provided, further, that no such partial redemption shall reduce the portion of the principal amount of a note not redeemed to less than $2,000.
Conversion and Exchange
The 2027 Notes are not convertible into or exchangeable for other securities.

Events of Default
The term “Event of Default” in respect of the 2027 Notes means any of the following:

•	We do not pay the principal of (or premium on, if any) any 2027 Note when due and payable at maturity;

•	We do not pay interest on any 2027 Note when due and payable, and such default is not cured within 30 days of its due date;

•
We remain in breach of any other covenant in respect of the 2027 Notes for 60 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25% of the principal amount of the outstanding notes);

•	We file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days; or

•	On the last business day of each of twenty-four consecutive calendar months, the 2027 Notes have an asset coverage (as such term is defined in the 1940 Act) of less than 100%.
An Event of Default for the 2027 Notes may, but does not necessarily, constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of the 2027 Notes of any default, except in the payment of principal or interest, if it in good faith considers the withholding of notice to be in the best interests of the holders.
Remedies if an Event of Default Occurs
If an Event of Default has occurred and is continuing, then and in every case (other than an Event of Default specified in the penultimate bullet point above), the trustee or the holders of not less than 25% in principal amount of the 2027 Notes may declare the entire principal amount of all the 2027 Notes to be due and immediately payable, but this does not entitle any holder of notes to any redemption payout or redemption premium. Notwithstanding the foregoing, in the case of the events of bankruptcy, insolvency or reorganization described in the penultimate bullet point above, 100% of the principal of and accrued and unpaid interest on the 2027 Notes will automatically become due and payable. In certain circumstances, a declaration of acceleration of maturity pursuant to either of the prior two sentences may be canceled by the holders of a majority in principal amount of the 2027 Notes if (1) we have deposited with the trustee all amounts due and owing with respect to the 2027 Notes (other than principal or any payment that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.
Defeasance and Covenant Defeasance
The 2027 Notes are subject to defeasance by us. “Defeasance” means that, by depositing with a trustee an amount of cash and/or government securities sufficient to pay all principal and interest, if any, on the 2027 Notes when due and satisfying any additional conditions noted below, we will be deemed to have been discharged from our obligations under the 2027 Notes. In the event of a “covenant defeasance,” upon depositing such funds and satisfying similar conditions discussed below we would be released from certain covenants under the 2027 Notes indenture.
The 2027 Notes are subject to covenant defeasance by us. In the event of a “covenant defeasance,” upon depositing such funds and satisfying conditions similar to those for defeasance we would be released from certain covenants under the 2027 Notes indenture. The consequences to the holders of the 2027 Notes would be that, while they would no longer benefit from certain covenants under the 2027 Notes indenture, and while the 2027 Notes could not be accelerated for any reason, the holders of the 2027 Notes nonetheless could look to the Company for repayment of the 2027 Notes if there were a shortfall in the funds deposited with the trustee or the trustee is prevented from making a payment.

Indenture Provisions—Ranking
The 2027 Notes will be our direct unsecured obligations and will rank:

•	pari passu with our existing and future unsecured, unsubordinated indebtedness, including the 2026 Notes and 2028 Notes;

•	senior to our Series A Preferred Stock and any series of preferred stock that we may issue in the future;

•	senior to any of our future indebtedness that expressly provides it is subordinated to the 2027 Notes;

•
effectively subordinated to all of our existing and future secured indebtedness (including indebtedness that is initially unsecured to which we subsequently grant security), to the extent of the value of the assets securing such indebtedness; and

•
structurally subordinated to all existing and future indebtedness and other obligations of any of our subsidiaries and any other future subsidiaries of the Company, including, without limitation, borrowings under the Credit Facility.

7.75% Notes due 2028 (the “2028 Notes”)
The 2028 Notes were issued under the Base Indenture and a fifth supplemental indenture thereto dated August 17, 2023, between us and U.S. Bank, as trustee. The 2028 Notes will mature on September 1, 2028. The principal payable at maturity will be 100% of the aggregate principal amount. The interest rate of the 2028 Notes is 7.75% per year and will be paid every March 1, June 1, September 1 and December 1, and the regular record dates for interest payments will be every February 15, May 15, August 15 and November 15. If an interest payment date falls on a non-business
day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment. The 2028 Notes are listed on Nasdaq under the symbol “GLADZ.”
The 2028 Notes were issued in denominations of $25 and integral multiples of $25 in excess thereof. The 2028 Notes are not subject to any sinking fund and holders of the 2028 Notes do not have the option to have the 2028 Notes repaid prior to the stated maturity date.
The following is a summary description of the material terms of the 2028 Notes, the Base Indenture and the fifth supplemental indenture thereto. The following summary is qualified in its entirety by reference to the Base Indenture and the fifth supplemental indenture (collectively, the “2028 Notes indenture”).
Covenants
In addition to standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities can be surrendered for payment and related matters, the following covenants will apply to the 2028 Notes:

•
We agree that for the period of time during which the 2028 Notes are outstanding, we will not violate Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from incurring additional indebtedness, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings.

•
We agree that for the period of time during which 2028 Notes are outstanding, we will not declare any dividend (except a dividend payable in our stock), or declare any other distribution, upon a class of our capital stock, or purchase any such capital stock, unless, in every such case, at the time of the declaration of any such dividend or distribution, or at the time of any such purchase, we have an asset coverage, as defined in the 1940 Act, of at least the threshold specified under Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions thereto of the 1940 Act, after deducting the amount of such dividend, distribution or purchase price, as the case may be, and in each case giving effect to any no-action
relief granted by the SEC to another BDC and upon which we may reasonably rely (or to us if we determine to seek such similar no-action
or other relief) permitting the BDC to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act, in order to maintain such BDC’s status as a RIC under Subchapter M of the Code.

•
If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the 2028 Notes and the trustee, for the period of time during which the 2028 Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with applicable GAAP.

Optional Redemption
The 2028 Notes may be redeemed in whole or in part at any time or from time to time at our option on or after September 1, 2025, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the 2028 Notes to be redeemed plus accrued and unpaid interest payments otherwise payable thereon for the then-current quarterly interest period accrued to, but excluding, the date fixed for redemption.
Conversion and Exchange
The 2028 Notes are not convertible into or exchangeable for other securities.
Events of Default
The term “Event of Default” in respect of the 2028 Notes means any of the following:

•	We do not pay the principal of any 2028 Note when due and payable at maturity;

•	We do not pay interest on any 2028 Note when due and payable, and such default is not cured within 30 days of its due date;

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We remain in breach of any other covenant in respect of the 2028 Notes for 60 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25% of the principal amount of the outstanding 2028 Notes);

•	We file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 90 days; or

•	On the last business day of each of twenty-four consecutive calendar months, the 2028 Notes have an asset coverage (as such term is defined in the 1940 Act) of less than 100%.
An Event of Default for the 2028 Notes may, but does not necessarily, constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of the 2028 Notes of any default, except in the payment of principal or interest, if it in good faith considers the withholding of notice to be in the best interests of the holders.
Remedies if an Event of Default Occurs
If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25% in principal amount of the 2028 Notes may declare the entire principal amount of all the 2028 Notes to be due and immediately payable, but this does not entitle any holder of 2028 Notes to any redemption payout or redemption premium. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the 2028 Notes if (1) we have deposited with the trustee all amounts due and owing with respect to the 2028 Notes (other than principal or any payment that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.
Except in cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee indemnity, security or both against costs, expenses and liability reasonably satisfactory to it (called an “indemnity”). If indemnity reasonably satisfactory to the trustee is provided, the holders of a majority in principal amount of the 2028 Notes may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.
Defeasance and Covenant Defeasance
The 2028 Notes are subject to defeasance by us. “Defeasance” means that, by depositing with a trustee an amount of cash and/or government securities sufficient to pay all principal and interest, if any, on the 2028 Notes when due and satisfying any additional conditions noted below, we will be deemed to have been discharged from our obligations under the 2028 Notes. In the event of a “covenant defeasance,” upon depositing such funds and satisfying similar conditions discussed below we would be released from certain covenants under the 2028 Notes indenture.
The 2028 Notes are subject to covenant defeasance by us. In the event of a “covenant defeasance,” upon depositing such funds and satisfying conditions similar to those for defeasance we would be released from certain covenants under the 2028 Notes indenture. The consequences to the holders of the 2028 Notes would be that, while they would no longer benefit from certain covenants under the 2028 Notes indenture, and while the 2028 Notes could not be accelerated for any reason, the holders of the 2028 Notes nonetheless could look to the Company for repayment of the 2028 Notes if there were a shortfall in the funds deposited with the trustee or the trustee is prevented from making a payment.
Ranking
The 2028 Notes will be our direct unsecured obligations and will rank:

•	pari passu with our existing and future unsecured, unsubordinated indebtedness, including our 2026 Notes and our 2027 Notes;

•	senior to our Series A Preferred Stock and any series of preferred stock that we may issue in the future;

•	senior to any of our future indebtedness that expressly provides it is subordinated to the 2028 Notes;

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effectively subordinated to any future secured indebtedness of Gladstone Capital Corporation (including indebtedness that is initially unsecured to which we subsequently grant security), to the extent of the value of the assets securing such indebtedness; and

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structurally subordinated to all existing and future indebtedness and other obligations of any of our subsidiaries and any other future subsidiaries of Gladstone Capital Corporation, including borrowings under the Credit Facility.

Outstanding Securities [Table Text Block]
The following are the authorized classes of our Securities as of December 1, 2023.

(1) Title of Class	(2) Amount Authorized	(3) Amount Held By us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	44,000,000 shares	—	43,508,897 shares
Series A Preferred Stock	6,000,000 shares	—	—
5.125% Notes due 2026	$150,000,000	—	$150,000,000
3.75% Notes due 2027	$50,000,000	—	$50,000,000
7.75% Notes due 2028	$57,000,000	—	$57,000,000

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
Contact Personnel Name	David Gladstone
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Stock
Security Voting Rights [Text Block]	All shares of our common stock have equal rights as to earnings, assets, dividends and voting privileges
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock is entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any is outstanding at the time
Outstanding Security, Title [Text Block]	Common Stock
Outstanding Security, Authorized [Shares]	44,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	43,508,897
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Stock
Series A Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series A Preferred Stock
Outstanding Security, Title [Text Block]	Series A Preferred Stock
Outstanding Security, Authorized [Shares]	6,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	0
5.125% Notes due 2026 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	5.125% Notes due 2026
Outstanding Security, Title [Text Block]	5.125% Notes due 2026
Outstanding Security, Authorized [Shares]	150,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	150,000,000
3.75% Notes due 2027 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	3.75% Notes due 2027
Outstanding Security, Title [Text Block]	3.75% Notes due 2027
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	50,000,000
7.75% Notes due 2028 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	7.75% Notes due 2028
Outstanding Security, Title [Text Block]	7.75% Notes due 2028
Outstanding Security, Authorized [Shares]	57,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	57,000,000
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Subscription Rights
Warrants [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Warrants
Debt Security [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Debt Securities